Taxation - Summary of Deferred Tax Assets And Liabilities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in deferred tax liability (asset) [abstract]
Beginning balance, Deferred tax assets	€ 807	€ 523
Beginning balance, Deferred tax liabilities	(1,549)	(2,184)
Beginning balance, Net deferred tax assets	(742)	(1,661)
Recognition of losses	1,551	257
Acquisitions / divestments	0	0
Movements of temporary differences	114	662
Recognition of tax credits	0	0
Ending Balance, Deferred tax assets	1,563	807
Ending Balance, Deferred tax liabilities	(640)	(1,549)
Ending Balance, Net deferred tax assets	€ 923	€ (742)